Legal Actions (Details) $ in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) legal_action	Feb. 21, 2020 USD ($)	Nov. 30, 2016 USD ($)	Jul. 13, 2012 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) legal_action	Dec. 31, 2020 USD ($) legal_action	Aug. 31, 2015 legal_action	Apr. 07, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 17, 2016 legal_action
Legal Actions (Textual) [Abstract]
Loss Contingency, Claims Settled, Number | legal_action	2
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued	$ 2,400.0						$ 2,400.0	$ 2,400.0
ATM Access Fee Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action													3
Loss Contingency, Estimate of Possible Loss	$ 20.8						$ 20.8	$ 20.8
Automobile Lending Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action	1						1	1
Loss Contingency, Estimate of Possible Loss	$ 689.0						$ 689.0	$ 689.0
Automobile Lending Matters [Member] | All Class Members [Member]
Legal Actions (Textual) [Abstract]
Litigation Settlement, Additional Funding								$ 1.0
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss				$ 6,600.0
Distribution to class merchants (percent)				0.10%
Distribution period to class merchants				8 months
Litigation Settlement, Expense			$ 6,200.0
Litigation Settlement, Funds Remaining from 2012			5,300.0
Litigation Settlement, Additional Funding			900.0
Litigation Settlement, Additional Funding Allocated to WFC			$ 94.5
Mobile Deposit Patent Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action	2						2	2
Mobile Deposit Patent Litigation - First Case [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss												$ 200.0
Mobile Deposit Patent Litigation - Second Case [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss											$ 102.7
Mortgage Loan Modification Litigation - Hernandez V Wells Fargo [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments							$ 18.5
Nomura/Natixis [Member]
Legal Actions (Textual) [Abstract]
Number Of Third Party Complaints | legal_action									7
Retail Sales Practices, CPI and GAP, and Mortgage interest rate lock matters [Member]
Legal Actions (Textual) [Abstract]
Civil Money Penalty	$ 1,000.0						1,000.0	$ 1,000.0
Loss Contingency Accrual, Payments					$ 575.0
Retail Sales Practices Matters, Department Of Justice (DOJ) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date		February 21, 2020
Loss Contingency, Laws Affected		The Department of Justice criminal settlement also includes the Company’s agreement that the facts set forth in the settlement document constitute sufficient facts for the finding of criminal violations of statutes regarding bank records and personal information.
Retail Sales Practices Matters, Securities And Exchange Commission (SEC) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date		February 21, 2020
Loss Contingency, Laws Affected		The SEC order contains a finding, to which the Company consented, that the facts set forth include violations of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder.
Fair Fund, Investors Benefits		$ 500.0
Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments						$ 65.0	$ 142.0
Loss Contingency, Damages Awarded, Value		$ 3,000.0
Gain Contingency, Estimate of Possible Insurance Carriers Payments										$ 240.0
Sales Practice Matters [Member] | All Class Members [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments					$ 480.0
Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action	3						3	3